Fair Values Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Values Of Financial Instruments [Abstract]
Fair Values Of Financial Instruments
Note Twenty
Fair Values of Financial Instruments

Effective January 1, 2008, the Company adopted ASC Topic 820 "Fair Value Measurements and Disclosures", which defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements.

ASC Topic 820 defines fair value as the exchange price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

ASC Topic 820 establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy established by ASC Topic 820 is as follows:

Level 1: Quoted prices (unadjusted) or identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a company's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company bases fair value of assets and liabilities on quoted market prices, prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data. If such information is not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the Company's creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time. The Company's valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While management believes the Company's valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. Furthermore, the reported fair value amounts have not been comprehensively revalued since the presentation dates, and therefore, estimates of fair value after the balance sheet date may differ significantly from the amounts presented herein. A more detailed description of the valuation methodologies used for assets and liabilities measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

Securities Available for Sale.  Securities available for sale are reported at fair value utilizing Level 1, Level 2, and Level 3 inputs.  The fair value of securities available for sale is determined by utilizing a market approach by obtaining quoted prices on nationally recognized securities exchanges (other than forced or distressed transactions) that occur in sufficient volume or matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities.  If such measurements are unavailable, the security is classified as Level 3.  Significant judgment is required to make this determination.

The Company has determined that its pooled trust preferred securities are priced using Level 3 inputs in accordance with ASC Topic 820, Fair Value Measurements and Disclosures and guidance issued by the SEC. The Company has determined that there are few observable transactions and market quotations available for pooled trust preferred securities and they are not reliable for purposes of determining fair value at December 31, 2011.  Due to these circumstances, the Company has elected to utilize an income valuation approach produced by a third party pricing source.  This third party model utilizes deferral and default probabilities for the underlying issuers, estimated prepayment rates and assumes no future recoveries of any defaults or deferrals.  The Company then compares the values provided by the third party model with other external sources. At such time as there are observable transactions or quoted prices that are associated with an orderly and active market for pooled trust preferred securities, the Company will incorporate such market values in its estimate of fair values for these securities.

Derivatives.  Derivatives are reported at fair value utilizing Level 2 inputs.  The Company utilizes a market approach by obtaining dealer quotations to value its customer interest rate swaps.

The following table presents assets and liabilities measured at fair value on a recurring basis at December 31, 2011 and 2010:

(in thousands)	Total	Level 1	Level 2	Level 3
2011
Assets:
U.S. Government
agencies	$6,041	$0	$6,041	$0
Obligations of states
and political
subdivisions	56,802	0	56,802	0
Mortgage-backed
securities:
U.S. Government
agencies	227,613	0	227,613	0
Private label	5,156	0	5,156	0
Trust preferred
securities	45,157	0	43,175	1,982
Corporate securities	14,398	0	14,398	0
Marketable equity
securities	3,853	3,853	0	0
Investment funds	1,763	1,763	0	0
Derivative assets	11,541	0	11,541	0

Liabilities:
Derivative liabilities	11,541	0	11,541	0

2010
Assets:
U.S. Government
agencies	$8,002	$0	$8,002	$0
Obligations of states
and political
subdivisions	65,926	0	65,926	0
Mortgage-backed
securities:
U.S. Government
agencies	258,815	0	258,815	0
Private label	8,118	0	8,118	0
Trust preferred
securities	54,610	0	52,106	2,504
Corporate securities	15,393	0	15,393	0
Marketable equity
securities	4,693	4,693	0	0
Investment funds	1,610	1,610	0	0
Derivative assets	2,116	0	2,116	0

Liabilities:
Derivative liabilities	2,116	0	2,116	0

The table below presents a reconciliation and income statement classification of gains and losses for all assets measured at fair value on a recurring basis for Level 3 assets for the year ended December 31, 2011 and 2010:

(in thousands)	Investment Securities Available for Sale

Balance, December 31, 2009	$4,005
Total gains/or losses (realized and unrealized) :
Impairment losses on investment securities	(5,358)
Included in other comprehensive income	3,857
Transfers into Level 3	0
Balance, December 31, 2010	$2,504
Total gains/or losses (realized and unrealized) :
Impairment losses on investment securities	(355)
Included in other comprehensive income	208
Called	(375)
Transfers into Level 3	0
Balance, December 31, 2011	$1,982

Beginning January 1, 2010, the Company changed its policy for recording transfers into and out of the fair value hierarchy levels in response to amended U.S. GAAP.  All such transfers are now assumed to be as of the end of the quarter in which the transfer occurred, whereas, previously, the Company assumed transfers into levels to occur at the beginning of a period and transfers out of levels to occur at the end of a period.  During the year ended December 31, 2011, the Company did not have any transfers between the fair value hierarchy levels.

During 2011, the Company received full repayment on its investment in a single issuer trust preferred security.  At December 31, 2010, the fair value of this security was $0.4 million.

The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. generally accounting principles.  These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period.  At December 31, 2011 and 2010, the Company has $22.1 million and $22.2 million, respectively of impaired loans that are measured at fair value on a nonrecurring basis.  These assets are considered to be measured at Level 2 in the fair value measurement hierarchy.

The Company used the following methods and significant assumptions to estimate fair value amounts for assets measured on a nonrecurring basis.

Long-lived assets held for sale.  Long-lived assets held for sale include real estate owned.  The fair value of real estate owned is determined by utilizing a market based approach based on independent full appraisals and real estate broker's price opinions, less estimated selling costs.   Certain properties require assumptions that are not observable in an active market in the determination of fair value.  Assets that are acquired through foreclosure, repossession or return are initially recorded at the lower of the loan or lease carrying amount or fair value less estimated selling costs at the time of transfer to real estate owned.  At December 31, 2011 and 2010, the Company has $7.9 million and $9.3 million, respectively of other real estate owned that is measured at the lower of cost or fair value on a nonrecurring basis.  These assets are considered to be measured at Level 2 in the fair value measurement hierarchy.  The Company wrote down approximately $0.2 million and $0.9 million of other real estate owned to its fair value during the year ended December 31, 2011 and 2010, respectively.

Impaired Loans.  Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment in accordance with ACS Topic 310, "Receivables." The fair value of impaired loans is estimated using one of several methods, including collateral value, liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2011 and 2010, substantially all of the impaired loans were evaluated based on the fair value of the collateral. In accordance with ASC Topic 820, impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value based on observable inputs, the Company records the impaired loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price or inputs, the Company records the impaired loan as nonrecurring Level 3.  The Company recorded $4.2 million and $0.8 million in fair value losses on impaired loans during the years ended December 31, 2011 and 2010, respectively, based on the estimated fair value of the underlying collateral.  This amount is included in the provision for loan losses on the consolidated statements of income.

FASB ASC Topic 825 "Financial Instruments" as amended, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. ASC Topic 825 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following table represents the estimates of fair value of financial instruments:

	Fair Value of Financial Instruments
	2011		2010
	Carrying	Fair	Carrying	Fair
(in thousands)	Amount	Value	Amount	Value

Assets:
Cash and cash equivalents	$146,399	$146,399	$66,379	$66,379
Securities available-for-sale	360,783	360,783	417,167	417,167
Securities held-to-maturity	23,458	23,423	23,865	23,100
Other securities	11,934	11,934	12,553	12,553
Net loans	1,953,694	1,991,335	1,846,776	1,889,986
Accrued interest receivable	7,093	7,093	7,264	7,264
Derivative assets	11,541	11,541	2,116	2,116
Liabilities:
Deposits	2,221,268	2,189,559	2,171,375	2,091,402
Short-term borrowings	189,050	189,050	112,710	112,722
Long-term debt	16,495	16,456	16,495	16,495
Derivative liabilities	11,541	11,541	2,116	2,116

The following methods and assumptions were used in estimating fair value for financial instruments:

Cash and cash equivalents: Due to their short-term nature, the carrying amounts reported in the Consolidated Balance Sheets approximate fair value.

Securities: The fair value of securities, both available-for-sale and held-to-maturity, are generally based on quoted market prices or matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities.

Net loans: The fair value of the loan portfolio is estimated using discounted cash flow analyses at interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. The carrying value of accrued interest approximates its fair value.

Deposits: The fair values of demand deposits (e.g., interest and noninterest-bearing checking, regular savings, and other money market demand accounts) are, by definition, equal to their carrying values. Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregate expected monthly maturities of time deposits.

Short-term borrowings: Securities sold under agreements to repurchase represent borrowings with original maturities of less than 90 days. The carrying amount of advances from the FHLB and borrowings under repurchase agreements approximate their fair values.

Long-term debt: The fair value of long-term borrowings is estimated using discounted cash flow analyses based on the Company's current incremental borrowing rates for similar types of borrowing arrangements and market conditions of similar debt instruments.

Commitments and letters of credit: The fair values of commitments are estimated based on fees currently charged to enter into similar agreements, taking into consideration the remaining terms of the agreements and the counterparties' credit standing. The fair value of letters of credit is based on fees currently charged for similar agreements or on the estimated cost to terminate them or otherwise settle the obligations with the counterparties at the reporting date. The amounts of fees currently charged on commitments and letters of credit are deemed insignificant, and therefore, the estimated fair values and carrying values have not been reflected in the table above.